BALANCES AND TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
NOTE 15:-      BALANCES AND TRANSACTIONS WITH RELATED PARTIES

Represents transactions and balances with other entities in which certain members of the Company's Board of Directors, management or shareholders have interest:

a.	The following related party balances are included in the consolidated balance sheets:

	December 31,
	2018	2017

Trade receivables and prepaid expenses	$963	$1,207

Trade payables and accrued expenses	$604	$205

b.	The following related party transactions are included in the consolidated statements of income (loss):

	Year ended December 31,
	2018	2017	2016

Revenues (1)	$1,324	$2,547	$1,766

Cost of revenues (2)	$6,956	$4,280	$3,095

Operating expenses, net - primarily lease, sub-contractors and communications (3)	$4,757	$4,853	$4,546

Purchase of property and equipment	$2,761	$1,663	$1,869

(1)	Distribution of the Company's products on a non-exclusive basis.

(2)	Related to cost of product purchased from one of the related companies.

(3)
The Company leases office space and purchases other miscellaneous services from certain companies, which are considered to be related parties. In addition, the Company provides certain services to related parties.